Cash and stock-based compensation plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised stock options	$ 1,469,000	$ 3,702,000	$ 13,136,000
Deferred Compensation Plan (Dc Plan) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		0	1,000
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	25.00%
Allocated Share-based Compensation Expense	242,000	282,000	485,000
Unallocated Share Based Compensation Expense	601,000
Exercisable Aggregate intrinsic value	493,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	1,911,000	2,673,000	3,375,000
Exercised stock options	1,470,000	2,886,000	5,709,000
Unamortized Compensation Cost Amortization Period	3 years 1 month 13 days
Stock Option Plan 2006 - Directors and Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Aggregate intrinsic value		442,000	570,000
Exercised stock options		814,000	2,130,000
Indexed Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Aggregate intrinsic value			1,213,000
Exercised stock options			5,292,000
Restricted Stock Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted During Period, Shares, Share-based Compensation	28,500	28,500	32,317
Stock Based Compensation Grants Fair Value	862,000	713,000	714,000
Allocated Share-based Compensation Expense	846,000	637,000	428,000
Unallocated Share Based Compensation Expense	1,417,000
Vested Aggregate Fair Value	659,000	581,000	337,000
Unamortized Compensation Cost Amortization Period	2 years 7 days
Restricted Stock Units and Stock Purchase Options Granted To Certain Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	25.00%
Stock Based Compensation Grants Fair Value	1,600,000	2,100,000	3,700,000
Allocated Share-based Compensation Expense	1,158,000	2,077,000	1,317,000
Unallocated Share Based Compensation Expense	1,966,000
Vested Aggregate Fair Value	1,424,000	2,002,000	1,050,000
Distribution Of The Fair Value In Restricted Stock Units	900,000		3,200,000
Distribution Of The Fair Value In Stock Purchase Options	700,000		500,000
Unamortized Compensation Cost Amortization Period	2 years 1 month 28 days
Other Plans Expatriate Officer Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salaries, Wages and Officers' Compensation	133,000	120,000	131,000
Accounts Payable and Accrued Liabilities	222,000	176,000
Restricted Stock Directors (Discontinued) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation Vesting Rate	20.00%
Allocated Share-based Compensation Expense			41,000
Vested Aggregate Fair Value			$ 75,000